Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

	December 31, 2020	December 31, 2019
	(in thousands)
Opening goodwill	$883,170	$756,260
Current year acquisitions	27,191	126,932
Prior period acquisition (note 4 (b),(c))	123	—
Foreign exchange movement	25,773	(22)
Closing goodwill	$936,257	$883,170

    The Company has made a number of strategic acquisitions since inception to enhance its capabilities and experience in certain areas of the clinical development process. Goodwill arising on acquisition represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill is primarily comprised of the acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.

    The Company tests goodwill annually for impairment or whenever events occur which may indicate impairment. The results of the Company's goodwill impairment testing assessed at September 30, 2020 during the year ended December 31, 2020 provided no evidence of impairment and indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.
Acquisitions

(a) MedPass Group ("MedPass")

On January 22, 2020 a subsidiary of the Company, ICON Investments Limited acquired 100% of the equity share capital of the MedPass Group. MedPass is the leading European medical device CRO, regulatory and reimbursement consultancy, that specializes in medical device development and market access. The acquisition of MedPass further enhances ICON’s Medical Device and Diagnostic Research services, through the addition of new regulatory and clinical capabilities in Europe. The integration of MedPass’s services brings noted expertise in complex class 3 medical devices, interventional cardiology and structural heart devices. Accounting for the acquisition of MedPass was finalized in the year ended December 31, 2020.

    The acquisition of MedPass has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has made an assessment of the fair value of assets acquired and liabilities assumed as at that date. The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January 22,
2020
(in thousands)
Cash & cash equivalents	$10,170
Property, plant and equipment	45
Operating right of use assets	539
Goodwill *	27,191
Customer relationships	11,725
Order backlog	2,883
Accounts receivable	3,033
Prepayments and other current assets	158
Accounts payable	(368)
Unearned revenue	(989)
Other liabilities	(2,202)
Current lease liabilities	(219)
Non-current lease liabilities	(320)
Non-current deferred tax liability	(4,090)

Net assets acquired	$47,556

Cash outflows	$46,992
Working capital adjustment paid	564
Contingent consideration **	—

Total consideration	$47,556
* Goodwill represents the acquisition of an established workforce that specializes in medical device development and market access. None of the goodwill recognized is expected to be deductible for income tax purposes.
** The fair value of the contingent consideration was estimated at the date of acquisition. Depending on performance of the company, the total consideration could have increased by a maximum of $6.7 million in contingent consideration. At the acquisition date and at December 31, 2020, the fair value of this contingent consideration payable to MedPass is $Nil.

In finalizing the acquisition of MedPass in the twelve month period from acquisition, fair value adjustments were made which resulted in an increase in accounts receivable ($0.2 million) and unearned revenue ($0.8 million) and a decrease in operating right of use assets ($0.8 million), other liabilities ($0.8 million), current lease liabilities ($0.1 million), non-current lease liabilities ($0.7 million) and non-current deferred tax liability ($0.6 million). Customer relationship and order backlog assets were also finalized.
Since January 22, 2020, MedPass has earned revenue of $13.2 million and net income of $2.5 million in the year ended December 31, 2020. The proforma effect of the MedPass acquisition if completed on January 1, 2019 would have resulted in revenue, net income and earnings per share for the fiscal years ended December 31, 2020 and December 31, 2019 as follows:

	Year Ended
	2020	2019
	(in thousands)
Revenue	$2,798,180	$2,820,796
Net income	$332,521	$377,485

	(in ones)
Basic earnings per share	$6.21	$6.91
Diluted earnings per share	$6.16	$6.85

(b) Symphony
    On September 24, 2019 a subsidiary of the Company, ICON Clinical Research LLC, acquired a 100% interest in Symphony. Symphony is a leading provider of at-home trial services and site support services. The acquisition of Symphony further enhances our site and patient services offering. The acquisition resulted in the recognition of goodwill of $22.9 million. Accounting for the acquisition of Symphony was finalized in the year ended December 31, 2020.

    The acquisition of Symphony has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has made an assessment of the fair value of assets acquired and liabilities assumed as at that date.The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

September 24,
2019
(in thousands)
Cash & cash equivalents	$3,292
Property, plant and equipment	564
Operating right of use assets	820
Goodwill *	22,865
Customer relationships	8,159
Order backlog	2,163
Accounts receivable	4,544
Unbilled revenue	186
Prepayments and other current assets	181
Other receivables	6
Accounts payable	(799)
Unearned revenue	(2,411)
Other liabilities	(933)
Current lease liabilities	(289)
Non-current lease liabilities	(531)

Net assets acquired	$37,817

Cash outflows	34,976
Working capital adjustment paid	341
Contingent consideration	2,500

Total consideration	$37,817
* Goodwill represents the acquisition of an established workforce and the capability to provide at-home trial services and site support solutions. The full amount of the goodwill recognized is expected to be deductible for income tax purposes.

In finalizing the acquisition of Symphony in the twelve month period from acquisition, fair value adjustments were made which resulted in increases in accounts receivable ($0.6 million) and unearned revenue ($1.0 million) and decreases in unbilled revenue ($0.1 million), accounts payable ($0.3 million) and other liabilities ($0.1 million). Customer relationship and order backlog assets were also finalized.
    The contingent consideration was assessed at the acquisition date and was based on revenue targets set for the company to the period ending March 31, 2020. The fair value of the contingent consideration on acquisition, and at December 31, 2019, was $2.5 million based on an income approach. The value of the contractual contingent consideration is in the range of zero to a maximum of $2.5 million. Due to the short term nature of the contingent consideration, no discounting was applied. As the fair value measure is based on significant inputs that are not observable in the market, the contingent consideration meets the definition of a level 3 financial instrument under ASC 820. The inputs that are not observable in the market are the expected revenue of the company to the period ending March 31, 2020 and the probability of achievement of this revenue target by the company. A positive or negative movement of these inputs by 10% would not result in a material change to the contingent consideration balance. In the twelve month period ended December 31, 2020, the contingent consideration was settled at fair value in the amount of $0.5 million. The change in fair value has been recorded in the selling, general and administrative expense line of the Consolidated Statement of Operations.

    Since September 24, 2019, Symphony has earned revenue of $4.5 million and net income of $1.0 million in the year ended December 31, 2019. The proforma effect of the Symphony acquisition if completed on January 1, 2018 would have resulted in revenue, net income and earnings per share for the fiscal years ending December 31, 2019 and December 31, 2018 as follows:

	Year Ended
	2019	2018
	(in thousands)
Revenue	$2,818,280	$2,609,233
Net income	$376,636	$324,671

	(in ones)
Basic earnings per share	$6.90	$6.00
Diluted earnings per share	$6.84	$5.93
(c) MeDiNova
    On May 23, 2019 a subsidiary of the Company, ICON Clinical Research (U.K.) Limited acquired a 60% majority shareholding in MeDiNova, a site network with research sites in key markets in Europe and Africa. On March 9, 2020 ICON exercised its option to call the outstanding shares in the noncontrolling interest to take 100% ownership of MeDiNova. The acquisition further enhances ICON's patient recruitment capabilities in EMEA and complements ICON's existing site network in the US, PMG Research. The acquisition resulted in the recognition of goodwill of $81.8 million. Accounting for the acquisition of MeDiNova was finalized in the year ended December 31, 2020.

    The acquisition of MeDiNova has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company made an assessment of the fair value of assets acquired and liabilities assumed as at that date. The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

May 23,
2019
(in thousands)
Cash & cash equivalents	$7,719
Property, plant and equipment	670
Operating right of use assets	1,558
Goodwill *	81,760
Customer relationships	3,887
Order backlog	171
Patient database	2,542
Accounts receivable	3,488
Unbilled revenue	4,272
Other receivables	819
Prepayments and other current assets	406
Accounts payable	(5,484)
Unearned revenue	(5,796)
Other liabilities	(6,860)
Current lease liabilities	(430)
Non-current lease liabilities	(1,128)
Non-current deferred tax liability	(1,345)

Net assets acquired	$86,249

Cash outflows	$54,123
Working capital adjustment received	(466)
Redeemable noncontrolling interest **	32,592

Total consideration	$86,249
*Goodwill represents the acquisition of an established workforce and access to a broad site network in Europe and Africa. None of the goodwill recognized is expected to be deductible for income tax purposes.
**The fair value of the redeemable noncontrolling interest on May 23, 2019 was $32.6 million which was estimated by applying an income based approach. The valuation approach used was based on the future earnings of the company times an appropriate earnings multiple. On March 9, 2020 ICON exercised its option to call the outstanding shares in the noncontrolling interest to take 100% ownership of MeDiNova. Effective from this date, the noncontrolling interest was derecognized and a liability of $44.7 million was recognized, representing the assessment of the redemption value of the noncontrolling interest. This liability was settled on July 17, 2020 for $43.9 million.

In finalizing the acquisition of MeDiNova in the twelve month period from acquisition, fair value adjustments were made which resulted in an increase in other liabilities ($1.6 million) and decreases in operating right of use assets ($0.3 million), current lease liabilities ($0.1 million), non-current lease liabilities ($0.3 million) and non-current deferred tax liability ($2.2 million). Customer relationship, order backlog and patient database assets were also finalized.
    Since May 23, 2019, MeDiNova has earned revenue of $6.5 million (after elimination of intercompany revenue from ICON) and net income of $4.7 million in the year ended December 31, 2019. The proforma effect of the MeDiNova acquisition if completed on January 1, 2018 would have resulted in revenue, net income and earnings per share for the fiscal years ending December 31, 2019 and December 31, 2018 as follows:

	Year Ended
	2019	2018
	(in thousands)
Revenue	$2,807,788	$2,599,091
Net income	$375,979	$323,759

	(in ones)
Basic earnings per share	$6.89	$5.98
Diluted earnings per share	$6.83	$5.91

(d) MMD
    On January 25, 2019 a subsidiary of the Company, ICON Laboratory Services, Inc. acquired 100% of the share capital of MMD. MMD is a molecular diagnostic specialty laboratory that enables the development and commercialization of precision medicines in oncology. The acquisition resulted in the recognition of goodwill of $22.4 million.
    The acquisition of MMD has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company made an assessment of the fair value of assets acquired and liabilities assumed as at that date. The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January, 25
2019
(in thousands)
Cash & cash equivalent	$686
Property, plant and equipment	1,697
Operating right of use assets	2,866
Goodwill *	22,430
Customer relationships *	10,708
Order backlog *	2,787
Accounts receivable	3,100
Unbilled revenue	2,421
Other receivables	43
Prepayments and other current assets	908
Deferred tax asset	1,568
Accounts payable	(1,280)
Unearned revenue	(540)
Other liabilities	(1,232)
Current lease liabilities	(699)
Non-current lease liabilities	(2,167)
Non-current other liabilities	(1,123)

Net assets acquired	$42,173

Cash outflows	$42,349
Working capital adjustment	(176)

Total consideration	$42,173
 *Goodwill represents the acquisition of an established workforce with experience in molecular diagnostic specialty laboratory services and commercialization of precision medicines in oncology. None of the goodwill recognized is expected to be deductible for income tax purposes. In finalizing the goodwill on acquisition of MMD in the twelve month period from acquisition, fair value adjustments were made which resulted in increases in unbilled revenue ($2.1 million), deferred tax asset ($3.7 million), accounts payable ($0.6 million) and other liabilities ($0.1 million) and decreases in property, plant and equipment ($0.1 million) and unearned revenue ($0.9 million). Customer relationship and order backlog assets were also finalized.
    Since January 25, 2019, MMD has earned revenue of $17.9 million and net income of $1.1 million in the year ended December 31, 2019. The proforma effect of the MMD acquisition if completed on January 1, 2018 would have resulted in revenue, net income and earnings per share for the fiscal years ending December 31, 2019 and December 31, 2018 as follows:

	Year Ended
	2019	2018
	(in thousands)
Revenue	$2,806,908	$2,612,346
Net income	$373,930	$321,698

	(in ones)
Basic earnings per share	$6.85	$5.94
Diluted earnings per share	$6.79	$5.87